Intangible Assets, Net and Goodwill - Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 299,329	$ 291,948	$ 108,874
Accumulated Amortization	(91,753)	(75,449)	(31,448)
Net Carrying Amount	$ 207,576	$ 216,499	$ 77,426
Homeowner contracts
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life Remaining (in years)	5 years	5 years	7 years
Gross Carrying Amount	$ 260,150	$ 253,359	$ 80,835
Accumulated Amortization	(61,348)	(48,669)	(17,097)
Net Carrying Amount	$ 198,802	$ 204,690	$ 63,738
Databases, photos, and property listings
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life Remaining (in years)	1 year	1 year	3 years
Gross Carrying Amount	$ 26,143	$ 25,659	$ 18,159
Accumulated Amortization	(18,868)	(15,953)	(7,765)
Net Carrying Amount	$ 7,275	$ 9,706	$ 10,394
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life Remaining (in years)	1 year	1 year	1 year
Gross Carrying Amount	$ 9,949	$ 9,908	$ 7,215
Accumulated Amortization	(8,946)	(8,370)	(4,454)
Net Carrying Amount	$ 1,003	$ 1,538	$ 2,761
Other
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life Remaining (in years)	3 years	4 years	2 years
Gross Carrying Amount	$ 3,087	$ 3,022	$ 2,665
Accumulated Amortization	(2,591)	(2,457)	(2,132)
Net Carrying Amount	$ 496	$ 565	$ 533